Properties (Breakdown of Properties) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Properties including finance leases
Cost	$ 60,063	$ 56,271
Accumulated Depreciation	16,526	15,093
Net	43,537	41,178
Finance leases included in properties
Cost	545	538
Accumulated Depreciation	143	130
Net	402	408
Property additions, net of finance leases
Property additions	$ 2,750	2,891	$ 2,863
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Track and Roadway [Member]
Finance leases included in properties
Assets held for sale		33
Track and Roadway [Member]
Properties including finance leases
Depreciation rate	2.00%
Cost	$ 44,037	41,262
Accumulated Depreciation	9,977	9,148
Net	34,060	32,114
Finance leases included in properties
Cost	405	406
Accumulated Depreciation	100	94
Net	$ 305	312
Rolling Stock [Member]
Properties including finance leases
Depreciation rate	4.00%
Cost	$ 8,233	7,767
Accumulated Depreciation	3,295	3,062
Net	4,938	4,705
Finance leases included in properties
Cost	12	11
Accumulated Depreciation	1	1
Net	$ 11	10
Building [Member]
Properties including finance leases
Depreciation rate	3.00%
Cost	$ 2,202	2,043
Accumulated Depreciation	750	695
Net	1,452	1,348
Finance leases included in properties
Cost	27	27
Accumulated Depreciation	11	10
Net	$ 16	17
Information Technology [Member]
Properties including finance leases
Depreciation rate	10.00%
Cost	$ 2,670	2,412
Accumulated Depreciation	1,156	959
Net	$ 1,514	1,453
Other [Member]
Properties including finance leases
Depreciation rate	6.00%
Cost	$ 2,921	2,787
Accumulated Depreciation	1,348	1,229
Net	1,573	1,558
Finance leases included in properties
Cost	101	94
Accumulated Depreciation	31	25
Net	70	69
Land [Member]
Properties including finance leases
Net	2,483	2,308
Software Development [Member]
Properties including finance leases
Net	213	191
Track And Railway Infrastructure [Member]
Property additions, net of finance leases
Property additions	1,490	1,580
Right-of-Way Access [Member]
Finance leases included in properties
Net	$ 106	$ 106